Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 120	$ 116
annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 8	$ 10
inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 111	$ 106
Expected lifetime
Superannuation commitments
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 38	$ 29
Increase in term of life expectancy	1 year	1 year